Provisions - Summary Of Other Provisions (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of other provisions [line items]
Beginning balance	€ 984
Increase	320
Used through income statement	(4)
Used directly	(164)
Exchange differences and other changes	(19)
Ending balance	1,117
Non-current portion, ending balance	830
Non-current portion, beginning balance	825
Current portion, beginning balance	154
Current portion, ending balance	292
Provision for taxation and tax risks [member]
Disclosure of other provisions [line items]
Beginning balance	119
Increase	18
Used directly	(31)
Exchange differences and other changes	(13)
Ending balance	93
Provision for restoration costs [member]
Disclosure of other provisions [line items]
Beginning balance	326
Increase	28
Used directly	(4)
Ending balance	350
Provision for legal disputes [member]
Disclosure of other provisions [line items]
Beginning balance	457
Increase	260
Used through income statement	(1)
Used directly	(107)
Exchange differences and other changes	(4)
Ending balance	605
Provision for commercial risks [member]
Disclosure of other provisions [line items]
Beginning balance	46
Increase	6
Used directly	(18)
Exchange differences and other changes	(6)
Ending balance	28
Provision for risks and charges on investments and corporate-related transactions [member]
Disclosure of other provisions [line items]
Beginning balance	28
Used through income statement	(2)
Exchange differences and other changes	6
Ending balance	32
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	8
Increase	8
Used through income statement	(1)
Used directly	(4)
Exchange differences and other changes	(2)
Ending balance	€ 9